Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Financial assets	CAD 137,691	CAD 134,491
Debt securities
Disclosure of geographical areas [line items]
Financial assets	72,619	71,887
Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	28,246	26,096
Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	26,477	27,379
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	5,909	6,280
Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	11,987	12,132
Fair value through profit or loss | Debt securities
Disclosure of geographical areas [line items]
Financial assets	59,967	59,466
Fair value through profit or loss | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	24,132	22,507
Fair value through profit or loss | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	20,758	21,469
Fair value through profit or loss | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	5,319	5,621
Fair value through profit or loss | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	9,758	9,869
Available-for- sale | Debt securities
Disclosure of geographical areas [line items]
Financial assets	12,652	12,421
Available-for- sale | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	4,114	3,589
Available-for- sale | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	5,719	5,910
Available-for- sale | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	590	659
Available-for- sale | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	CAD 2,229	CAD 2,263